BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATIONS
summary of business combinations
	Year Ended December 31, 2021
	UMBRLA, Inc.	People's California	SilverStreak Solutions	Total

Cash Consideration	$—	$24,000	$1,500	$25,500
Note Payable	—	33,749	4,500	38,249
Liability for Holdback Shares	6,465	—	—	6,465
Equity Consideration - Common Stock	52,929	16,000	2,500	71,429
Equity Consideration - Options & Warrants	20,428	—	—	20,428
Less: Cash Transferred	(1,290)	(994)	(25)	(2,309)
Total Consideration	$78,532	$72,755	$8,475	$159,762

Assets Acquired:
Accounts Receivable	$3,772	$—	$—	$3,772
Inventory	6,532	662	214	7,408
Prepaid Expenses & Other Assets	1,543	74	6	1,623
Notes Receivable	750	—	—	750
Property, Equipment and Leasehold Improvements	1,450	554	257	2,261
Right-of-Use Asset	460	2,105	—	2,565
Intangible Assets	71,890	54,010	161	126,061
Other Long-Term Assets	3	—	—	3
Total Assets Acquired	86,400	57,405	638	144,443

Liabilities Assumed:
Accounts Payable & Accrued Liabilities	15,849	2,586	1,517	19,952
Lease Liabilities	460	2,105	—	2,565
Notes Payable	5,470	—	—	5,470
Deferred Tax Liabilities	499	954	14	1,467
Uncertain Tax Position / Taxes Payable	1,806	—	1,553	3,359
Total Liabilities Assumed	24,084	5,645	3,084	32,813

Estimated Fair Value of Net Assets Acquired	62,316	51,760	(2,446)	111,630

Estimated Goodwill	$16,216	$20,995	$10,921	$48,132

Pro Forma Net Income (Loss) (1)				$(36,454)
Pro Forma Revenues (1)				$95,867